SHAREHOLDERS' DEFICIT - Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 19, 2026	Dec. 23, 2025	Jun. 30, 2026	Dec. 31, 2025
Ordinary Shares [Line Items]
Common shares, shares issued			711,576,295	707,196,733
Common shares, shares outstanding			646,893,910	640,672,331
Share subscription agreement
Ordinary Shares [Line Items]
Common stock subscribed		16,788,321
Price per share		$ 1.37
Total purchase price		$ 23
Proceeds from issuance of ordinary shares	$ 6	$ 17
Number of shares issued	4,379,562	12,408,759
Shares lock-up period	6 months